Income Taxes (Reconciliation of Japanese Statutory Income Tax Rate and Effective Income Tax Rate) (Detail)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Japanese statutory income tax rate		31.00%	31.00%	31.00%
Increase (reduction) in income taxes resulting from:
Expenses not deductible for tax purposes	[1]	1.70%	0.70%	3.70%
Income of foreign subsidiaries taxed at lower than Japanese statutory tax rate		(4.50%)	(3.00%)	(2.10%)
Tax credit for research and development expenses		(2.30%)	(3.40%)	(4.80%)
Change in valuation allowance		0.00%	0.40%	1.70%
Effect of enacted changes in U.S. tax laws				(3.60%)
Deferred tax liabilities on undistributed earnings of foreign subsidiaries		2.30%	0.90%	1.10%
Other		0.50%	(0.10%)	0.70%
Effective income tax rate		28.70%	26.50%	27.70%

[1]	Expenses not deductible for tax purposes for the year ended December 31, 2017 primarily consist of impairment losses on goodwill.